SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, By Segment
Our segment results were as follows for the years ended December 31, 2014, 2013, and 2012:

	Retail	Group	Healthcare Services	Other Businesses	Eliminations/ Corporate	Consolidated
	(in millions)
2014
Revenues—external customers
Premiums:
Individual Medicare Advantage	$25,782	$—	$—	$—	$—	$25,782
Group Medicare Advantage	5,490	—	—	—	—	5,490
Medicare stand-alone PDP	3,404	—	—	—	—	3,404
Total Medicare	34,676	—	—	—	—	34,676
Fully-insured	3,265	5,339	—	—	—	8,604
Specialty	256	1,098	—	—	—	1,354
Military services	—	19	—	—	—	19
Medicaid and other	1,255	—	—	51	—	1,306
Total premiums	39,452	6,456	—	51	—	45,959
Services revenue:
Provider	—	23	1,254	—	—	1,277
ASO and other	39	740	—	9	—	788
Pharmacy	—	—	99	—	—	99
Total services revenue	39	763	1,353	9	—	2,164
Total revenues—external customers	39,491	7,219	1,353	60	—	48,123
Intersegment revenues
Services	—	78	15,098	—	(15,176)	—
Products	—	—	3,749	—	(3,749)	—
Total intersegment revenues	—	78	18,847	—	(18,925)	—
Investment income	97	23	—	60	197	377
Total revenues	39,588	7,320	20,200	120	(18,728)	48,500
Operating expenses:
Benefits	33,508	5,130	—	102	(574)	38,166
Operating costs	4,576	1,936	19,307	17	(18,197)	7,639
Depreciation and amortization	165	103	155	—	(90)	333
Total operating expenses	38,249	7,169	19,462	119	(18,861)	46,138
Income from operations	1,339	151	738	1	133	2,362
Interest expense	—	—	—	—	192	192
Income (loss) before income taxes	$1,339	$151	$738	$1	$(59)	$2,170

Premium and services revenues derived from our contracts with the federal government, as a percentage of our total premium and services revenues, was approximately 73% for 2014, compared to 75% for 2013 and 2012.

	Retail	Group	Healthcare Services	Other Businesses	Eliminations/ Corporate	Consolidated
	(in millions)
2013
Revenues—external customers
Premiums:
Individual Medicare Advantage	$22,481	$—	$—	$—	$—	$22,481
Group Medicare Advantage	4,710	—	—	—	—	4,710
Medicare stand-alone PDP	3,033	—	—	—	—	3,033
Total Medicare	30,224	—	—	—	—	30,224
Fully-insured	1,160	5,117	—	—	—	6,277
Specialty	210	1,095	—	—	—	1,305
Military services	—	25	—	—	—	25
Medicaid and other	328	—	—	670	—	998
Total premiums	31,922	6,237	—	670	—	38,829
Services revenue:
Provider	—	21	1,291	—	—	1,312
ASO and other	18	714	—	6	—	738
Pharmacy	—	—	59	—	—	59
Total services revenue	18	735	1,350	6	—	2,109
Total revenues—external customers	31,940	6,972	1,350	676	—	40,938
Intersegment revenues
Services	—	51	11,890	—	(11,941)	—
Products	—	—	2,803	—	(2,803)	—
Total intersegment revenues	—	51	14,693	—	(14,744)	—
Investment income	92	24	—	59	200	375
Total revenues	32,032	7,047	16,043	735	(14,544)	41,313
Operating expenses:
Benefits	27,164	4,847	—	962	(409)	32,564
Operating costs	3,232	1,860	15,372	56	(14,165)	6,355
Depreciation and amortization	146	100	151	6	(70)	333
Total operating expenses	30,542	6,807	15,523	1,024	(14,644)	39,252
Income (loss) from operations	1,490	240	520	(289)	100	2,061
Interest expense	—	—	—	—	140	140
Income (loss) before income taxes	$1,490	$240	$520	$(289)	$(40)	$1,921
Benefits expense for Other Businesses for 2013 includes $243 million for reserve strengthening associated with our closed block of long-term care insurance policies as discussed more fully in Note 18.

	Retail	Group	Healthcare Services	Other Businesses	Eliminations/ Corporate	Consolidated
	(in millions)
2012
Revenues—external customers
Premiums:
Individual Medicare Advantage	$20,788	$—	$—	$—	$—	$20,788
Group Medicare Advantage	4,064	—	—	—	—	4,064
Medicare stand-alone PDP	2,861	—	—	—	—	2,861
Total Medicare	27,713	—	—	—	—	27,713
Fully-insured	1,004	4,996	—	—	—	6,000
Specialty	171	1,070	—	—	—	1,241
Military services	—	1,017	—	—	—	1,017
Medicaid and other	185	—	—	853	—	1,038
Total premiums	29,073	7,083	—	853	—	37,009
Services revenue:
Provider	—	13	1,037	—	—	1,050
ASO and other	36	618	—	6	—	660
Pharmacy	—	—	16	—	—	16
Total services revenue	36	631	1,053	6	—	1,726
Total revenues—external customers	29,109	7,714	1,053	859	—	38,735
Intersegment revenues
Services	2	31	9,745	—	(9,778)	—
Products	—	—	2,342	—	(2,342)	—
Total intersegment revenues	2	31	12,087	—	(12,120)	—
Investment income	96	25	—	58	212	391
Total revenues	29,207	7,770	13,140	917	(11,908)	39,126
Operating expenses:
Benefits	24,751	5,676	—	894	(336)	30,985
Operating costs	2,997	1,837	12,628	46	(11,678)	5,830
Depreciation and amortization	142	86	89	5	(27)	295
Total operating expenses	27,890	7,599	12,717	945	(12,041)	37,110
Income (loss) from operations	1,317	171	423	(28)	133	2,016
Interest expense	—	—	—	—	105	105
Income (loss) before income taxes	$1,317	$171	$423	$(28)	$28	$1,911